UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Municipal Bonds and Notes—98.8% †		Principal Amount	Value
Alabama—1.2%
City of Birmingham AL
5.25%	05/01/17	$3,395	$3,598
East Alabama Health Care Authority
5.00%	09/01/33	5,500	5,777
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	9,597	(n)
Montgomery Medical Clinic Board
5.25%	03/01/31 - 03/01/36	3,000	2,919
			21,891

Alaska—0.2%
City of Anchorage AK (MBIA Insured)
6.50%	12/01/10	2,825	2,851	(n)

Arizona—3.3%
Arizona State University (FSA Insured)
5.25%	07/01/15	5,000	5,417	(n)
City of Phoenix AZ
5.00%	07/01/19	5,000	5,852
Glendale Western Loop 101 Public Facilites Corp.
6.25%	07/01/38	10,000	10,636
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,201
Maricopa County Stadium District (AMBAC Insured)
5.38%	06/01/16	2,145	2,245	(n)
Phoenix Civic Improvement Corp.
5.00%	07/01/39 - 07/01/40	8,500	8,899
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	9,002	(n)
Pima County Industrial Development Authority
5.25%	10/01/40	2,000	2,014
5.75%	09/01/29	2,500	2,606
Scottsdale Industrial Development Authority (AGC Insured)
5.00%	09/01/39	7,000	7,063	(n)
University Medical Center Corp.
6.50%	07/01/39	1,000	1,101
			60,036

California—7.5%
Abag Finance Authority for Nonprofit Corps
5.00%	12/01/37	7,940	7,676
Bay Area Toll Authority
5.00%	04/01/31 - 04/01/34	15,000	15,984

California Educational Facilities Authority
5.00%	10/01/39	7,000	7,579
5.25%	10/01/39 - 04/01/40	11,000	12,878
California Health Facilities Financing Authority
6.00%	07/01/39	5,000	5,405
6.50%	10/01/33	3,500	3,980
California State Department of Water Resources
5.00%	05/01/22	2,750	3,192
California State Public Works Board
6.00%	04/01/26	8,475	9,320
Coast Community College District (FSA Insured)
5.10%	08/01/33	8,750	7,496	(d,n)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	4,600	4,684	(n)
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%	07/01/32	5,000	5,317	(n)
Los Angeles Harbor Department
5.00%	08/01/26	8,000	8,962
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,352
San Diego Unified School District (FSA Insured)
5.25%	07/01/17 - 07/01/19	8,795	9,872	(n)
San Francisco Bay Area Rapid Transit District
5.00%	08/01/27	5,000	5,600
San Francisco City & County Airports Commission
5.25%	05/01/26	3,000	3,292
San Francisco City & County Public Utilities Commission
5.00%	11/01/39	14,040	15,000
University of California (AMBAC Insured)
5.00%	05/15/34	6,000	6,269	(n)
			137,858

Colorado—0.7%
Colorado Water Resources & Power Development Authority
5.25%	09/01/17 - 09/01/18	5,880	6,301
University of Colorado Hospital Authority
5.25%	11/15/39	7,000	7,125
			13,426

Connecticut—1.8%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40 - 07/01/42	10,500	11,099
Connecticut State Health & Educational Facility Authority (MBIA Insured)
4.50%	07/01/37	8,055	8,172	(n)
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000	3,193	(n)
State of Connecticut
5.00%	11/01/26	10,000	11,241
			33,705

Delaware—0.6%
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	10,918

District Of Columbia—1.2%
District of Columbia
5.50%	04/01/36	15,000	15,956
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,554
			21,510

Florida—2.0%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,133
City of Tampa FL
5.00%	10/01/26	5,000	5,128
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,177
5.25%	10/01/15 -10/01/24	10,630	11,076
Jacksonville Economic Development Commission
5.50%	11/15/36	5,000	5,115
North Broward Hospital District
5.70%	01/15/16	1,915	1,963
South Miami Health Facilities Authority
5.25%	11/15/33	6,380	7,054
			36,646

Georgia—6.9%
Athens-Clarke County Unified Government
5.50%	01/01/38	7,000	7,730
Athens-Clarke County Unified Government Development Authority
4.68%	06/15/31	6,050	5,413	(d)
Augusta-Richmond County GA (FSA Insured)
5.25%	10/01/34	8,500	9,023	(n)
City of Atlanta GA (FSA Insured)
5.25%	01/01/33	4,000	4,155	(n)
5.75%	11/01/27	5,000	6,173	(n)
County of DeKalb GA (FSA Insured)
5.25%	10/01/32	15,000	17,827	(n)
County of Fulton GA (FGIC Insured)
5.00%	01/01/30	5,000	5,267	(n)
5.25%	01/01/35	5,500	5,777	(n)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,563
Fayette County School District (FSA Insured)
4.80%	03/01/22	2,520	2,755	(n)
4.85%	03/01/23	2,290	2,501	(n)
Gwinnett County School District
5.00%	02/01/25	5,000	6,203
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,962	(n)
Metropolitan Atlanta Rapid Transit Authority
5.00%	07/01/39	10,000	10,746
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	2,908
Private Colleges & Universities Authority
5.25%	06/01/20	2,775	2,994
6.00%	06/01/21	2,410	2,437
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	4,010	4,754	(n)
South Regional Joint Development Authority (AGC Insured)
4.50%	08/01/39	2,650	2,678	(n)

State of Georgia
4.50%	01/01/29	4,500	4,907
5.00%	08/01/22	4,460	5,411	(m)
5.00%	08/01/22 - 01/01/26	4,790	5,507
			126,691

Hawaii—2.1%
City & County of Honolulu HI
5.00%	04/01/33	10,000	10,955
6.00%	01/01/12	2,000	2,135
State of Hawaii
5.25%	07/01/24	16,000	18,138
State of Hawaii (FSA Insured)
5.75%	02/01/14	6,500	7,509	(n)
			38,737

Idaho—2.0%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,491
Idaho Health Facilities Authority (AGMC Insured)
5.00%	07/01/35	5,000	5,147	(n)
Idaho Housing & Finance Assoc.
5.00%	07/15/17	6,025	7,090
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,900	19,672	(n)
			36,400

Illinois—2.5%
County of Cook IL (AMBAC Insured)
5.50%	11/15/26	10,000	11,053	(m,n)
Illinois Finance Authority
5.00%	12/01/38	4,960	5,192
5.50%	08/15/43	5,000	5,852
6.13%	11/15/22	3,500	3,523
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.10%	06/15/19	4,000	3,980	(d,n)
4.53%	06/15/22	4,505	3,500	(d,n)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,740	(n)
University of Illinois (FGIC Insured)
5.25%	04/01/32	8,500	8,657	(n)
			46,497

Indiana—3.1%
County of St. Joseph IN
5.00%	03/01/36	10,000	10,768
Indiana Finance Authority
4.95%	10/01/40	5,000	5,165
5.25%	02/15/40	10,000	10,036
Indiana Finance Authority (AMBAC Insured)
5.38%	03/01/34	5,500	5,582	(n)
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,806
5.75%	01/01/34	2,000	2,129
Indiana Municipal Power Agency (MBIA Insured)
5.00%	01/01/42	6,150	6,322	(n)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,920
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,460
			56,188

Kansas—0.2%
University of Kansas Hospital Authority
5.63%	09/01/32	4,150	4,538

Kentucky—2.7%
Kentucky Economic Development Finance Authority
6.00%	06/01/30	4,000	4,277
6.38%	06/01/40	7,900	8,498
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27 - 02/01/28	16,745	18,577	(n)
Kentucky Turnpike Authority (AMBAC Insured)
5.00%	07/01/26	5,000	5,433	(n)
Louisville County Metropolitan Government
5.25%	10/01/36	13,000	13,066
			49,851

Louisiana—1.4%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%	07/01/33	10,925	11,275	(n)
5.38%	05/15/16	7,870	8,840	(m,n)
Parish of St. John Baptist LA
5.13%	06/01/37	5,550	5,570
Regional Transit Authority (AGMC Insured)
5.00%	12/01/30	750	799	(n)
			26,484

Maine—0.7%
Maine Health & Higher Educational Facilities Authority
5.13%	07/01/31	5,000	5,177
5.25%	07/01/21	1,790	2,037
Maine Municipal Bond Bank
5.50%	11/01/21	3,325	3,509	(m)
Maine Turnpike Authority
6.00%	07/01/34	1,250	1,440
			12,163

Maryland—3.8%
County of Frederick MD
5.00%	07/01/40	3,130	3,217
County of Montgomery MD
5.00%	11/01/17	8,350	10,148
County of Prince George’s MD
5.00%	10/01/22	6,820	7,705	(m)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,119
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 05/15/40	21,800	22,539
5.13%	11/15/34	7,200	8,176
5.13%	07/01/39	6,000	6,194
Washington Suburban Sanitation District
4.50%	06/01/26	8,470	9,388
			70,486

Massachusetts—4.0%
Massachusetts Development Finance Agency
5.00%	01/01/40	10,000	10,110
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	22,000	23,355
5.50%	11/15/36	4,000	4,606
5.75%	07/01/39	8,000	8,426
Massachusetts State Department of Transportation
5.00%	01/01/37	10,000	10,382
Massachusetts Water Resources Authority
6.50%	07/15/19	14,125	17,393
			74,272

Michigan—2.0%
City of Detroit MI (FSA Insured)
5.25%	07/01/21 - 07/01/22	4,545	5,059	(n)
City of Detroit MI (MBIA Insured)
5.00%	07/01/27	7,145	7,156	(n)
City of Grand Rapids MI (FGIC Insured)
5.25%	01/01/17	3,000	3,035	(n)
Michigan Municipal Bond Authority
5.25%	10/01/17	6,465	7,021
Michigan State Hospital Finance Authority
5.38%	12/01/30	2,000	2,028
State of Michigan
5.50%	11/01/18	6,000	7,260
State of Michigan (FSA Insured)
5.25%	09/15/27	5,000	5,429	(n)
			36,988

Minnesota—0.3%
City of Rochester MN
5.00%	11/15/38	4,500	4,815

Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500	8,755

Missouri—0.8%
Missouri Highway & Transportation Commission
5.00%	05/01/21	1,500	1,805
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,897
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	5,000	5,423
Missouri State Health & Educational Facilities Authority
4.50%	01/15/41	1,815	1,851
			13,976

Nebraska—0.2%
City of Lincoln NE
5.00%	09/01/32	4,000	4,257

Nevada—0.1%
City of Las Vegas N.V. (AGM Insured)
5.55%	06/01/16	1,690	1,699	(n)

New Jersey—9.0%
Cape May County Municipal Utilities Authority (FSA Insured)
5.75%	01/01/15 - 01/01/16	8,500	10,198	(n)
Essex County Improvement Authority (FSA Insured)
5.25%	12/15/17	235	269	(m,n)
5.25%	12/15/17	9,765	10,800	(n)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000	5,648
New Jersey Educational Facilities Authority
5.25%	07/01/32	2,625	2,944
6.00%	12/01/17	10,000	11,632
New Jersey Health Care Facilities Financing Authority
5.00%	07/01/31	1,500	1,547
New Jersey Higher Education Assistance Authority
5.63%	06/01/30	7,500	8,016
New Jersey State Turnpike Authority
5.25%	01/01/40	13,000	14,026
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	49,960	58,218	(n)
New Jersey Transportation Trust Fund Authority
5.50%	06/15/19 - 06/15/24	31,280	35,361	(m)
New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%	12/15/14	1,390	1,617	(n)
5.75%	12/15/14	4,610	5,532	(l,m,n)
			165,808

New Mexico—1.7%
New Mexico Finance Authority
5.00%	06/15/23 - 12/15/26	17,750	20,003
New Mexico Hospital Equipment Loan Council
5.50%	08/01/25 - 08/01/30	10,750	11,296
			31,299

New York—6.6%
Albany Industrial Development Agency
5.25%	11/15/27 - 11/15/32	6,500	6,552
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	4,859
Long Island Power Authority
6.00%	05/01/33	7,500	8,668
Metropolitan Transportation Authority
5.00%	11/15/34	10,500	11,295
New York City Industrial Development Agency (FGIC Insured)
5.00%	03/01/46	6,000	5,950	(n)
New York City Transitional Finance Authority
5.50%	07/15/31	10,000	11,322
New York Liberty Development Corp.
5.13%	01/15/44	10,000	10,195
New York State Dormitory Authority
5.00%	03/15/25 - 07/01/39	19,260	20,867
5.25%	11/15/23	10,400	11,092
5.50%	05/01/37	2,500	2,632
6.50%	12/01/21	4,500	4,909
New York State Urban Development Corp.
5.50%	07/01/16 - 01/01/19	10,910	12,759
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000	11,269
			122,369

North Carolina—2.3%
Board of Governors of the University of North Carolina (MBIA Insured)
5.00%	10/01/18	2,750	3,116	(n)
City of Charlotte NC
5.00%	07/01/15 - 07/01/38	14,665	16,552
North Carolina Capital Facilities Finance Agency
4.63%	11/01/40	9,000	8,978
5.00%	01/01/38	1,000	1,080
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,476
North Carolina Municipal Power Agency No 1
5.00%	01/01/30	3,195	3,369
State of North Carolina
4.63%	05/01/29	1,500	1,622
Town of Cary NC
5.00%	03/01/21	2,400	2,494
			42,687

Ohio—3.5%
American Municipal Power-Ohio Inc.
5.00%	02/15/38	5,000	5,077
City of Columbus OH
4.50%	06/01/32	700	727
4.75%	06/01/31	5,000	5,327
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,484
County of Franklin OH
5.00%	05/15/21	2,685	2,789
5.25%	05/15/24	1,400	1,452
County of Hamilton OH (AMBAC Insured)
5.25%	12/01/32	7,500	7,556	(n)
County of Hamilton OH (MBIA Insured)
5.00%	12/01/19	4,250	4,589	(n)
Cuyahoga Community College District
5.00%	08/01/26 - 08/01/27	3,000	3,317
Kent State University (AGC Insured)
5.00%	05/01/29 - 05/01/30	3,320	3,601	(n)
Ohio Higher Educational Facility Commission
5.20%	11/01/26	9,450	10,032
6.25%	05/01/38	5,000	5,579
Ohio State University
5.25%	12/01/11	3,150	3,321
State of Ohio
5.00%	11/01/32	1,100	1,173
			65,024

Oklahoma—1.4%
Claremore Public Works Authority (Class AFAC) (FSA Insured)
5.25%	06/01/34	6,315	7,364	(m,n)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,006	(n)
Oklahoma Turnpike Authority (AMBAC Insured)
5.25%	01/01/15	1,120	1,187	(m,n)
5.25%	01/01/15	8,005	8,451	(n)
			26,008

Pennsylvania—4.2%
Allegheny County Hospital Development Authority
5.00%	11/15/28	8,000	6,357
City of Philadelphia PA
5.25%	08/01/40	6,750	6,822
City of Philadelphia PA (AGMC Insured)
5.00%	08/01/40	2,000	2,095	(n)
Delaware River Port Authority
5.00%	01/01/40	2,000	2,092
Montgomery County Higher Education & Health Authority (AMBAC Insured)
5.10%	10/01/10	2,670	2,670	(n)
Pennsylvania Higher Educational Facilities Authority
5.50%	08/15/18	1,000	1,178
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%	07/01/17	3,100	3,301	(n)
Pennsylvania Turnpike Commission
5.00%	12/01/37	2,500	2,589
5.25%	06/01/39	12,000	12,621
5.26%	12/01/34	12,000	9,468	(d)
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,611	(n)
Philadelphia Authority for Industrial Development
5.25%	09/01/36	1,750	1,527
Southcentral General Authority
5.38%	05/15/28	4,100	4,266
State Public School Building Authority (FSA Insured)
5.25%	06/01/27	8,000	8,965	(m,n)
			76,562

Puerto Rico—3.3%
Commonwealth of Puerto Rico
5.75%	07/01/38	7,000	7,475
6.00%	07/01/39	10,000	10,848
Puerto Rico Electric Power Authority
5.25%	07/01/40	5,000	5,232
Puerto Rico Sales Tax Financing Corp.
4.93%	08/01/32	15,000	12,904	(d)
5.25%	08/01/41	7,500	7,875
5.50%	08/01/42	15,000	15,943
			60,277

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,443
6.50%	09/15/28	1,000	1,161
			2,604

South Carolina—6.0%
Berkeley County School District
5.25%	12/01/24	15,000	15,681
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	23,737
City of Greenville SC
5.13%	02/01/22	5,195	5,520
County of Beaufort SC (MBIA Insured)
5.50%	06/01/17 - 06/01/18	4,150	4,434	(n)
Greenville County School District
5.25%	12/01/21	2,000	2,190
5.50%	12/01/28	10,725	11,977

Lexington County Health Services District Inc.
5.50%	11/01/13	5,000	5,473
South Carolina Educational Facilities Authority
5.00%	10/01/38	8,150	8,496
South Carolina Jobs-Economic Development Authority
5.75%	08/01/39	2,000	2,041
South Carolina State Public Service Authority
5.50%	01/01/38	7,500	8,405
South Carolina State Public Service Authority (FSA Insured)
5.13%	01/01/32	17,000	17,379	(n)
5.50%	01/01/36	5,000	5,316	(m,n)
			110,649

Tennessee—0.6%
Knox County Health Educational & Housing Facilities Board
5.25%	04/01/36	10,000	9,972
State of Tennessee
5.00%	05/01/19	1,000	1,194
			11,166

Texas—5.7%
City of Austin TX (AMBAC Insured)
5.50%	11/15/16	5,450	6,626	(n)
City of Dallas TX
5.00%	10/01/39	10,000	10,877
City of Houston TX (AMBAC Insured)
5.75%	12/01/14	5,000	5,555	(m,n)
City of Houston TX (FSA Insured)
5.25%	05/15/22	10,000	11,097	(n)
North Central Texas Health Facility Development Corp.
5.13%	05/15/22	4,500	4,537
North Texas Tollway Authority
5.25%	01/01/44	10,000	10,303
5.63%	01/01/33	1,500	1,609
5.75%	01/01/38 - 01/01/40	20,000	21,281
San Antonio Independent School District
5.38%	08/15/19 - 08/15/20	6,250	6,524	(m)
State of Texas
5.00%	04/01/33 - 08/01/39	10,000	10,810
University of Texas
5.00%	08/15/24	13,500	15,737
			104,956

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	5,970

Virgin Islands—0.1%
Virgin Islands Public Finance Authority
5.00%	10/01/39	1,000	1,004

Virginia—1.4%
Chesterfield County Economic Development Authority (AGC Insured)
5.00%	11/01/42	5,000	5,107	(n)
City of Richmond VA
5.00%	01/15/40	10,000	10,793
Roanoke Economic Development Authority
5.00%	07/01/33	3,000	3,051
Roanoke Economic Development Authority (AGMC Insured)
5.00%	07/01/38	1,000	1,029	(n)
Virginia College Building Authority
4.38%	02/01/28	845	893
Virginia Resources Authority
5.25%	11/01/38	5,000	5,493
			26,366

Washington—0.6%
County of King WA
5.50%	12/01/13	5,120	5,890	(l,m)
5.50%	12/01/13	4,880	5,593
			11,483

Wisconsin—0.2%
State of Wisconsin (AMBAC Insured)
5.75%	07/01/14	2,990	3,224	(n)

Total Municipal Bonds and Notes			1,819,094
(Cost $1,694,188)

Other Investments—0.0%*
GEI Investment Fund			269	(k)
(Cost $295)

Total Investment in Securities			1,819,363
(Cost $1,694,483)

Short-Term Investments—0.9%

Time Deposit—0.9%
State Street Corp.
0.01%	10/01/10	14,996	14,996	(e)
(Cost $14,996)

Total Investments			1,834,359
(Cost $1,709,479)

Other Assets and Liabilities, net—0.3%			6,371

NET ASSETS—100.0%			$1,840,730

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $6,925; $31,662 and $8,854 or 3.16%, 8.81% and 4.35% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2010 (as a percentage of net assets) as follows:

FSA	8.79%

AMBAC	8.15%

MBIA	5.88%

(o)	Securities at default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2010, these securities amounted to $1,039 and $127 or 0.29% and 0.06% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation/ (Depreciation) on Investments
Elfun Tax-Exempt Income Fund	1,709,529	127,195	(2,365)	124,830

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

Elfun Tax-Exempt Income Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$1,819,094	$—	$1,819,094
Other Investments	—	269	—	269
Short-Term Investments	—	14,996	—	14,996

Total Investments in Securities	$—	$1,834,359	$—	$1,834,359

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: November 24, 2010